Principal accounting policies (Sales and Marketing Expenses, Share based Compensation, Statutory Reserves, Dividends and Segment Reporting - Narrative) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statutory reserves [Line Item]
Advertising and market promotion expenses	¥ 2,675,242	¥ 2,139,213	¥ 437,951
Employee social security and welfare benefits	¥ 348,671	295,241	123,502
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%
Amount appropriated to statutory reserves	¥ 0	0	0
Statutory reserves
Statutory reserves [Line Item]
Amount appropriated to statutory reserves	¥ 29,589	¥ 48,236	¥ 39,007
VIEs registered as PRC domestic companies
Statutory reserves [Line Item]
Minimum percentage appropriation to statutory surplus fund required	10.00%
Surplus fund threshold for mandatory appropriation requirement (as a percent)	50.00%